Prepaid Expenses and Other Current assets (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Current Assets
Schedule of prepaid expenses and other current assets

	As of March 31,
	2026	2025
Prepaid research and development project (1)	$4,200,000	$—
Prepaid marketing and promotion expenses (2)	2,000,000	—
Other prepaid expenses	565,546	69
Other receivables, net	37,207	35,855
Prepaid expenses and other current assets	$6,802,753	$35,923